Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	₩ 2,075,637	₩ 1,725,690
Present Value Adjustment	202,734	134,773
Present value of minimum lease payment	1,872,903	1,590,917
Less than 1 year
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	654,159	635,826
Present Value Adjustment	82,286	65,349
Present value of minimum lease payment	571,873	570,477
1~2 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	477,216	470,800
Present Value Adjustment	55,860	39,631
Present value of minimum lease payment	421,356	431,169
2~3 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	379,998	308,999
Present Value Adjustment	36,353	18,738
Present value of minimum lease payment	343,645	290,261
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	312,014	191,257
Present Value Adjustment	20,816	6,606
Present value of minimum lease payment	291,198	184,651
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	250,568	113,638
Present Value Adjustment	7,415	4,417
Present value of minimum lease payment	243,153	109,221
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Finance lease [Line Items]
Minimum lease payment	1,682	5,170
Present Value Adjustment	4	32
Present value of minimum lease payment	₩ 1,678	₩ 5,138